Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair value of derivative warrant liabilities	$ 3.8	$ 2.3